Note 11 - Employee Stock Purchase Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Employee Stock Purchase Plan Disclosure [Text Block]
Note 11. Employee Stock Purchase Plan

Under the Company’s 2010 Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a 15% discount. During the three months ended March 31, 2016 and 2015, a total of 4,459 and 304 shares were issued under the ESPP Plan with a fair value of $10,700 and $13,148, respectively. The Company recognized $1,784 and $1,948 of stock-based compensation related to the 15% discount for the three months ended March 31, 2016 and 2015, respectively.

Note 13. Employee Benefit Programs

The Company has established a 401(k) retirement plan (“401(k) plan”) which covers all eligible employees who have attained the age of twenty-one and have completed 30 days of employment with the Company. The Company can elect to match up to a certain amount of employees’ contributions to the 401(k) plan. No employer contributions were made during the years ended December 31, 2015, 2014 and 2013.

Under the Company’s 2010 Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a 15% discount. A maximum of 10,000 shares of common stock can be issued under the ESPP Plan of which 8,417 shares have been issued to date and 1,583 shares are available for future issuance. During the years ended December 31, 2015, 2014, and 2013, a total of 2,838, 1,248, and 1,563 shares were issued under the ESPP Plan with a fair value of $49,757, $46,928 and $80,718 respectively. The Company recognized $7,541, $7,020, and $12,038 of stock-based compensation related to the 15% discount for the years ended December 31, 2015, 2014, and 2013 respectively.